Income Taxes - Schedule of Income Tax Provision and Income Tax Paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Current:
Total current tax expense	$ 17,794,761		$ 21,566,958	$ 17,223,804
Deferred:
Total deferred tax expense	3,037,690		(7,743,603)	(1,083,233)
Total:
Total provision for income taxes	20,832,451		13,823,355	16,140,571
US Federal	6,600,000		5,820,000	4,900,000
Non-US:
Total Income Tax Paid	12,038,098		15,965,370	19,474,921
US Federal [Member]
Current:
US Federal, Current	6,155,323		12,771,794	5,663,364
Deferred:
US Federal, Deferred	(114,007)		(3,750,091)	(863,989)
Total:
US Federal	6,041,316		9,021,703	4,799,375
US State [Member]
Current:
US State, Current	1,430,382		5,022,876	2,928,137
Deferred:
US State, Deferred	129,731		(1,074,479)	(281,452)
Total:
US State	1,560,113		3,948,397	2,646,685
Non-US [Member]
Current:
Non-US, Current	10,209,056		3,772,288	8,632,303
Deferred:
Non-US, Deferred	3,021,966		(2,919,033)	62,208
Total:
Non-US	13,231,022		853,255	8,694,511
Florida [Member]
US State and Local:
Total US Income Tax Paid	679,000		625,000		[1]
Non-US:
Total Non-US Income Tax Paid	679,000		625,000		[1]
Georgia [Member]
US State and Local:
Total US Income Tax Paid		[1]	618,618		[1]
Non-US:
Total Non-US Income Tax Paid		[1]	618,618		[1]
Other States [Member]
US State and Local:
Total US Income Tax Paid	1,289,252		986,652	2,357,000
Non-US:
Total Non-US Income Tax Paid	1,289,252		986,652	2,357,000
US State and Local [Member]
US State and Local:
Total US Income Tax Paid	8,568,252		8,030,270	7,257,000
Non-US:
Total Non-US Income Tax Paid	8,568,252		8,030,270	7,257,000
China [Member]
US State and Local:
Total US Income Tax Paid	3,463,789		4,897,239	12,217,921
Non-US:
Total Non-US Income Tax Paid	3,463,789		4,897,239	12,217,921
Singapore [Member]
US State and Local:
Total US Income Tax Paid		[1]	3,037,861		[1]
Non-US:
Total Non-US Income Tax Paid		[1]	3,037,861		[1]
Other Non-US [Member]
US State and Local:
Total US Income Tax Paid	6,058
Non-US:
Total Non-US Income Tax Paid	6,058
Non-US [Member]
US State and Local:
Total US Income Tax Paid	3,469,846		7,935,100	12,217,921
Non-US:
Total Non-US Income Tax Paid	$ 3,469,846		$ 7,935,100	$ 12,217,921

[1]	The amount of income taxes paid during the year does not meet the 5% disaggregation threshold.